Impairment of Non-Financial Assets	12 Months Ended
Dec. 31, 2022
Impairment of Non-Financial Assets [Abstract]
Impairment of non-financial assets
38.	Impairment of non-financial assets:

As of December 31, 2022, 2021 and 2020, the composition of the item for impairment of non-financial assets is composed as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$

Impairment of intangible assets	122	1,647	629
Impairment of property and equipment	9	43	1,031
Impairment of assets from income from ordinary activities from contracts with customers	(54)	—	1
Total	77	1,690	1,661